Vanguard Materials Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Chemicals (65.7%)
	Linde plc	1,491,920	307,649
	Air Products & Chemicals Inc.	608,133	143,720
	Sherwin-Williams Co.	229,148	133,623
	Ecolab Inc.	714,712	133,415
	DuPont de Nemours Inc.	2,057,403	133,340
	Dow Inc.	2,051,152	109,470
	PPG Industries Inc.	652,117	84,019
	LyondellBasell Industries NV Class A	740,194	68,498
	Corteva Inc.	2,064,073	53,707
	Celanese Corp. Class A	341,509	42,883
	International Flavors & Fragrances Inc.	254,949	36,006
	FMC Corp.	359,974	35,263
	Eastman Chemical Co.	378,117	29,633
	CF Industries Holdings Inc.	602,549	27,844
	RPM International Inc.	357,888	26,387
	Mosaic Co.	1,011,763	19,274
	Albemarle Corp.	292,521	19,125
*	Axalta Coating Systems Ltd.	579,388	16,495
	Huntsman Corp.	570,108	12,896
	NewMarket Corp.	24,710	12,206
	Ashland Global Holdings Inc.	167,120	11,982
	Valvoline Inc.	519,584	11,769
	Scotts Miracle-Gro Co.	114,913	11,615
	WR Grace & Co.	165,855	11,084
*	Ingevity Corp.	115,609	10,441
	Balchem Corp.	89,413	8,908
	Olin Corp.	453,358	7,943
	Cabot Corp.	159,262	7,484
*	Element Solutions Inc.	637,874	7,457
	Sensient Technologies Corp.	116,640	7,382
	Westlake Chemical Corp.	106,175	7,292
	Chemours Co.	451,271	7,126
	HB Fuller Co.	140,373	7,002
	PolyOne Corp.	211,889	6,681
	Innospec Inc.	67,476	6,640
	Quaker Chemical Corp.	36,613	5,464
	Stepan Co.	56,134	5,439
	Minerals Technologies Inc.	96,752	5,225
	Trinseo SA	110,816	4,210
*	GCP Applied Technologies Inc.	180,300	4,033
*	Livent Corp.	402,939	3,143
*	Ferro Corp.	215,538	3,108
	Tronox Holdings plc Class A	254,194	2,944
	Chase Corp.	20,795	2,447
*	Koppers Holdings Inc.	57,063	2,114
*	Kraton Corp.	87,117	1,963
	Innophos Holdings Inc.	54,034	1,724
	Tredegar Corp.	73,689	1,586
*	AdvanSix Inc.	77,421	1,566

*	OMNOVA Solutions Inc.	122,545	1,240
	American Vanguard Corp.	75,042	1,208
	Hawkins Inc.	26,772	1,106
	Kronos Worldwide Inc.	63,233	871
	FutureFuel Corp.	71,615	803
	Rayonier Advanced Materials Inc.	174,453	684
*	Intrepid Potash Inc.	268,410	612
*	Venator Materials plc	145,362	536
*,§ A Schulman Inc. CVR		108,962	47
			1,628,332
Construction Materials (4.8%)
	Vulcan Materials Co.	365,063	51,791
	Martin Marietta Materials Inc.	172,312	46,249
	Eagle Materials Inc.	116,045	10,680
*	Summit Materials Inc. Class A	309,809	7,395
*	US Concrete Inc.	43,757	1,791
*	Forterra Inc.	52,661	585
			118,491
Containers & Packaging (14.8%)
	Ball Corp.	870,430	57,501
	International Paper Co.	1,029,962	47,728
	Amcor plc	4,480,582	45,971
	Avery Dennison Corp.	232,343	30,291
	Packaging Corp. of America	261,234	29,232
	Westrock Co.	710,260	28,645
*	Crown Holdings Inc.	374,024	28,388
	AptarGroup Inc.	176,702	19,812
*	Berry Global Group Inc.	364,561	17,021
	Sonoco Products Co.	276,139	16,715
	Sealed Air Corp.	426,431	16,089
	Graphic Packaging Holding Co.	811,723	13,207
	Silgan Holdings Inc.	215,126	6,628
	Owens-Illinois Inc.	428,441	4,233
	Greif Inc. Class A	72,379	3,123
	Myers Industries Inc.	88,713	1,468
			366,052
Metals & Mining (13.1%)
	Newmont Goldcorp Corp.	2,262,736	86,889
	Nucor Corp.	836,704	47,157
	Freeport-McMoRan Inc.	4,004,332	45,569
	Reliance Steel & Aluminum Co.	183,962	21,704
	Royal Gold Inc.	180,932	21,218
	Steel Dynamics Inc.	606,157	20,446
*	Alcoa Corp.	512,524	10,430
*	Allegheny Technologies Inc.	348,447	8,035
	Commercial Metals Co.	324,916	6,940
	Carpenter Technology Corp.	131,327	6,904
	United States Steel Corp.	470,461	6,172
^	Cleveland-Cliffs Inc.	744,014	5,945
	Compass Minerals International Inc.	93,583	5,172
	Kaiser Aluminum Corp.	44,143	4,837
	Worthington Industries Inc.	108,331	4,149
*	Coeur Mining Inc.	612,066	4,015
	Hecla Mining Co.	1,350,770	3,336
	Materion Corp.	56,207	3,308
	Warrior Met Coal Inc.	128,251	2,633

* AK Steel Holding Corp.		874,403	2,413
Schnitzer Steel Industries Inc.		73,759	1,590
SunCoke Energy Inc.		251,566	1,288
Haynes International Inc.		34,817	1,279
* Century Aluminum Co.		149,004	1,051
*,^ McEwen Mining Inc.		881,311	996
* TimkenSteel Corp.		106,621	621
* Ryerson Holding Corp.		46,347	494
			324,591
Paper & Forest Products (1.4%)
Louisiana-Pacific Corp.		341,378	10,125
Domtar Corp.		172,347	6,432
Boise Cascade Co.		107,444	4,074
Schweitzer-Mauduit International Inc.		85,301	3,741
Neenah Inc.		46,614	3,393
PH Glatfelter Co.		121,534	2,169
* Verso Corp.		95,101	1,756
Mercer International Inc.		118,511	1,485
* Clearwater Paper Corp.		45,047	986
			34,161
Total Common Stocks (Cost $2,567,448)			2,471,627
	Coupon
Temporary Cash Investment (0.3%)1
2,3 Vanguard Market Liquidity Fund (Cost
$8,234)	1.841%	82,336	8,235
Total Investments (100.1%) (Cost $2,575,682)			2,479,862
Other Assets and Liabilities-Net (-0.1%)3			(2,728)
Net Assets (100%)			2,477,134

* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,273,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of swap contracts. After giving effect to swap investments, the fund's effective common stocks and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $5,355,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)1	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)
International
Flavors &
Fragrances
Inc.	2/4/20	GSI	3,348	(1.733)	181	——
1 Payment received/paid monthly.

Materials Index Fund

GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index.
Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount.
At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if

Materials Index Fund

the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,471,580	—	47
Temporary Cash Investments	8,235	—	—
Swap Contracts—Assets	—	181	—
Total	2,479,815	181	47